Financial instruments and financial risk management (Details)	10 Months Ended	12 Months Ended
	Jan. 31, 2024 USD ($)	Mar. 31, 2023 CAD ($)
Financial instruments and financial risk management
Fluctuation in foreign exchange rates (as a percent)	10.00%	10.00%
Impact to profit or loss from fluctuation in foreign exchange rates	$ 42,491	$ 5,482